William J. Evers
                                                      Vice President and Counsel
                                                                  (212) 314-5027
                                                             Fax: (212) 314-3959


                                                               November 16, 2009


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

   Re: AXA Equitable Life Insurance Company
       Pre-Effective Amendment No. 4 to the Registration Statement on Form N-4/A File Nos. 333-160951 and 811-07659
       CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable") we are filing herewith Pre-Effective Amendment No. 4 to AXA Equitable's Form N-4 Registration Statement under the Securities Act of 1933 ("1933 Act") and Amendment No. 238 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to Separate Account No. 49 ("Separate Account") of AXA Equitable.

On July 29, 2009, we filed an initial Registration Statement on Form N-4 describing the new Annuity 1.0 Series contract. On August 19, 2009, we filed Pre-Effective Amendment No. 1 to Form N-4 to update the disclosure to include the new marketing name "Retirement Cornerstone(SM)" for the contracts and to make general changes regarding certain contract features. On September 29, 2009, we received written comments on this filing from Mr. Sonny Oh of the Securities and Exchange Commission's staff. We provided responses to these comments on October 15, 2009 in conjunction with Pre-Effective Amendment No. 2 and on October 23, 2009 in conjunction with Pre-Effective Amendment No. 3, respectively.

On November 13, 2009, we received additional written staff comments from Mr. Oh. This Pre-Effective Amendment is being filed to respond to Mr. Oh's November 13, 2009 written comments and certain outstanding staff comments and to make other non-material updating and editorial changes. Also included in this filing are hypothetical illustrations and additional exhibits to the registration statement.

Due to size limitations, we are susmitting this filing in three (3) separate amendment filings.

As discussed with Mr. Oh, the Registrant and Principal Underwriters are submitting a request for effectiveness as of November 18, 2009 or as soon thereafter as practicable. The desired effective date of the Registration Statement is November 18, 2009.

Please contact the undersigned at (212) 314-5431 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.



                                                          Very truly yours,

                                                          /s/ William J. Evers
                                                          ---------------------
                                                          William J. Evers

cc:  Sonny Oh, Esq.
     Christopher E. Palmer, Esq.